Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Aerospace & Defense – 1.7%
L3Harris Technologies Inc	1,382,480	$287,846,161
Airlines – 0.9%
Ryanair Holdings PLC (ADR)*	2,030,937	151,832,850
Auto Components – 0.5%
Visteon Corp*	682,812	89,332,294
Biotechnology – 3.1%
Argenx SE (ADR)*	207,746	78,700,417
Ascendis Pharma A/S (ADR)*	999,428	122,060,142
BioMarin Pharmaceutical Inc*	1,595,564	165,124,918
Sarepta Therapeutics Inc*	1,073,081	139,049,836
		504,935,313
Capital Markets – 4.7%
Cboe Global Markets Inc	908,899	114,039,558
Charles Schwab Corp	2,594,459	216,014,656
LPL Financial Holdings Inc	1,672,814	361,612,202
MSCI Inc	181,334	84,351,137
		776,017,553
Chemicals – 0.8%
Corteva Inc	2,178,102	128,028,836
Commercial Services & Supplies – 2.8%
Cimpress PLC*,£	2,154,740	59,492,371
Rentokil Initial PLC	4,436,094	27,259,709
Rentokil Initial PLC (ADR)	6,444,930	198,568,293
Ritchie Bros Auctioneers Inc	2,948,037	170,484,980
		455,805,353
Containers & Packaging – 0.9%
Sealed Air Corp	3,101,763	154,715,938
Diversified Consumer Services – 0.4%
Frontdoor Inc*	3,437,401	71,497,941
Electric Utilities – 0.7%
Alliant Energy Corp	2,107,613	116,361,314
Electrical Equipment – 2.1%
Regal Beloit Corp	568,491	68,207,550
Sensata Technologies Holding PLC	7,037,320	284,166,982
		352,374,532
Electronic Equipment, Instruments & Components – 8.2%
Flex Ltd*	18,018,604	386,679,242
National Instruments Corp	5,780,684	213,307,240
TE Connectivity Ltd	3,494,938	401,218,882
Teledyne Technologies Inc*	865,827	346,252,876
		1,347,458,240
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One*	5,366,846	320,830,054
Equity Real Estate Investment Trusts (REITs) – 1.4%
Lamar Advertising Co	2,400,381	226,595,966
Health Care Equipment & Supplies – 9.4%
Boston Scientific Corp*	10,832,825	501,234,813
Cooper Cos Inc	515,501	170,460,716
Dentsply Sirona Inc	4,421,283	140,773,651
ICU Medical Inc*,£	1,241,382	195,492,837
STERIS PLC	1,002,052	185,068,984
Teleflex Inc	1,426,156	356,011,322
		1,549,042,323
Hotels, Restaurants & Leisure – 2.8%
Aramark	6,810,731	281,555,620
Entain PLC	10,762,233	172,521,474
		454,077,094
Information Technology Services – 14.3%
Amdocs Ltd	5,484,437	498,535,323
Broadridge Financial Solutions Inc	1,636,063	219,445,130
Fidelity National Information Services Inc	2,652,558	179,976,060
Global Payments Inc	1,982,747	196,926,432
GoDaddy Inc*	5,769,561	431,678,554
SS&C Technologies Holdings Inc	8,676,112	451,678,391
WEX Inc*,£	2,342,299	383,317,231
		2,361,557,121
Insurance – 6.0%
Intact Financial Corp	3,446,752	496,237,577

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
Ryan Specialty Group Holdings Inc - Class A*	3,055,362	$126,828,077
WR Berkley Corp	4,969,046	360,603,668
		983,669,322
Interactive Media & Services – 0.6%
Ziff Davis Inc*	1,213,356	95,976,460
Internet & Direct Marketing Retail – 0%
Wayfair Inc - Class A*,#	191,417	6,295,705
Life Sciences Tools & Services – 3.5%
Avantor Inc*	8,290,749	174,851,896
Illumina Inc*	651,919	131,818,022
PerkinElmer Inc	1,262,833	177,074,443
Waters Corp*	293,482	100,541,064
		584,285,425
Machinery – 3.7%
Ingersoll Rand Inc	6,369,458	332,804,180
Wabtec Corp	2,699,268	269,413,939
		602,218,119
Multiline Retail – 0.4%
Dollar Tree Inc*	508,758	71,958,732
Oil, Gas & Consumable Fuels – 2.2%
Magellan Midstream Partners LP	7,147,831	358,892,594
Pharmaceuticals – 1.3%
Catalent Inc*	3,023,857	136,103,804
Elanco Animal Health Inc*	6,520,644	79,682,270
		215,786,074
Professional Services – 0.1%
Upwork Inc*	1,795,397	18,743,945
Road & Rail – 3.1%
JB Hunt Transport Services Inc	2,268,577	395,549,086
TFI International Inc	1,138,418	114,115,020
		509,664,106
Semiconductor & Semiconductor Equipment – 8.8%
KLA Corp	440,646	166,136,761
Lam Research Corp	243,093	102,171,988
Microchip Technology Inc	3,891,004	273,343,031
NXP Semiconductors NV	1,815,695	286,934,281
ON Semiconductor Corp*	10,126,024	631,560,117
		1,460,146,178
Software – 7.0%
Atlassian Corp - Class A*	471,028	60,611,883
Ceridian HCM Holding Inc*	3,398,171	217,992,670
Constellation Software Inc/Canada	322,346	503,343,589
Dynatrace Inc*	2,531,693	96,963,842
Nice Ltd (ADR)*	1,185,319	227,936,844
Topicus.com Inc*	857,331	45,019,693
		1,151,868,521
Specialty Retail – 2.2%
Burlington Stores Inc*	749,823	152,034,111
CarMax Inc*	3,515,098	214,034,317
		366,068,428
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc	5,342,285	146,378,609
Trading Companies & Distributors – 1.6%
Ferguson PLC	2,052,528	260,609,480
Total Common Stocks (cost $11,191,229,683)		16,180,870,581
Investment Companies– 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $276,905,815)	276,888,313	276,943,690
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	451,520	451,520
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/3/23	$112,880	112,880
Total Investments Purchased with Cash Collateral from Securities Lending (cost $564,400)		564,400
Total Investments (total cost $11,468,699,898) – 99.7%		16,458,378,671
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		46,011,741
Net Assets – 100%		$16,504,390,412

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$14,003,919,474	85.1%
Canada	1,475,579,468	9.0
United Kingdom	398,349,476	2.4
Israel	227,936,844	1.4
Ireland	151,832,850	0.9
Denmark	122,060,142	0.7
Belgium	78,700,417	0.5

Total	$16,458,378,671	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/22
Common Stocks - 3.9%
Commercial Services & Supplies - 0.4%
Cimpress PLC*	$-	$-	$6,744,336	$59,492,371
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	-	-	8,540,708	195,492,837
Information Technology Services - 2.3%
WEX Inc*	-	-	85,985,796	383,317,231
Total Common Stocks	$-	$-	$101,270,840	$638,302,439
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	4,841,681	62,032	4,198	276,943,690
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	42,297∆	-	-	451,520
Total Affiliated Investments - 5.6%	$4,883,978	$62,032	$101,275,038	$915,697,649

(1) For securities that were affiliated for a portion of the period ended December 31, 2022, this column reflects amounts for the entire period ended December 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Common Stocks - 3.9%
Commercial Services & Supplies - 0.4%
Cimpress PLC*	52,748,035	-	-	59,492,371
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	186,952,129	-	-	195,492,837
Information Technology Services - 2.3%
WEX Inc*	297,331,435	-	-	383,317,231
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	605,370,179	594,930,768	(923,423,487)	276,943,690
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	22,240,695	218,794,007	(240,583,182)	451,520

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	3/16/23	(153,640,000)	$112,899,777	$(661,503)
Euro	3/16/23	(44,365,000)	47,525,003	(204,171)

				(865,674)
Citibank, National Association:
Canadian Dollar	3/16/23	5,300,000	(3,888,208)	29,227
Canadian Dollar	3/16/23	(84,211,000)	61,841,346	(402,268)
Euro	3/16/23	(69,579,000)	74,491,375	(363,765)

				(736,806)
HSBC Securities (USA), Inc.:
Canadian Dollar	3/16/23	(116,890,000)	85,907,471	(490,459)
Euro	3/16/23	7,700,000	(8,249,519)	34,368
Euro	3/16/23	(14,480,000)	15,497,293	(80,718)

				(536,809)
JPMorgan Chase Bank, National Association:
Canadian Dollar	3/16/23	(186,046,000)	136,577,595	(936,215)
Euro	3/16/23	7,200,000	(7,689,427)	56,545
Euro	3/16/23	(51,769,000)	55,457,541	(237,075)

				(1,116,745)
State Street Bank and Trust Company:
Canadian Dollar	3/16/23	(106,540,000)	78,170,399	(577,445)
Euro	3/16/23	(74,348,000)	79,637,860	(347,910)

				(925,355)
Total				$(4,181,389)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$103,836,070
Average amounts sold - in USD	799,723,074

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$428,545,644	$27,259,709	$-
Hotels, Restaurants & Leisure	281,555,620	172,521,474	-
All Other	15,270,988,134	-	-
Investment Companies	-	276,943,690	-
Investments Purchased with Cash Collateral from Securities Lending	-	564,400	-
Total Investments in Securities	$15,981,089,398	$477,289,273	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	120,140	-
Total Assets	$15,981,089,398	$477,409,413	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$4,301,529	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70218 03-23